Segment Reporting (Schedule Of Net Revenues Earned On Major Geographical Areas) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Total net revenues	$ 804,085	$ 721,169	$ 725,647	$ 675,531	$ 661,391	$ 641,986	$ 652,145	$ 619,974	$ 2,926,432	[1]	$ 2,575,496	[1]	$ 2,331,594	[1]
United States [Member]
Segment Reporting Information [Line Items]
Total net revenues									2,783,175		2,429,714		2,195,538
United Kingdom [Member]
Segment Reporting Information [Line Items]
Total net revenues									129,288		132,622		125,552
Other [Member]
Segment Reporting Information [Line Items]
Total net revenues									$ 13,969		$ 13,160		$ 10,504

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.